Condensed Consolidated Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Profit after tax	£ 112	£ 411
Adjustments for:
Non-cash items included in profit	793	61
Change in operating assets	(4,032)	728
Change in operating liabilities	9,700	1,032
Corporation taxes paid	(110)	(169)
Effects of exchange rate differences	1,555	(314)
Net cash flows from operating activities	8,018	1,749
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(152)	(67)
Proceeds from sale of property, plant and equipment and intangible assets	92	32
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income	(2,626)	(4,141)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	2,581	4,259
Net cash flows from investing activities	(105)	83
Cash flows from financing activities
Issue of debt securities and subordinated notes	4,742	2,770
Issuance costs of debt securities and subordinated notes	(10)	(9)
Repayment of debt securities	(6,133)	(4,693)
Repurchase of non-controlling interests and other equity instruments	0	(14)
Dividends paid on ordinary shares	0	(138)
Dividends paid on other equity instruments	(74)	(73)
Dividends paid on non-controlling interests	(17)	(18)
Net cash flows from financing activities	(1,492)	(2,175)
Change in cash and cash equivalents	6,421	(343)
Cash and cash equivalents at beginning of the year	33,234	30,969
Effects of exchange rate changes on cash and cash equivalents	94	3
Cash and cash equivalents at the end of the year	39,749	30,629
Cash and cash equivalents consist of:
Cash and balances at central banks			£ 35,887	£ 25,967
Less: regulatory minimum cash balances			(788)	(678)
Cash and bank balances at central banks less regulatory minimum cash balances			35,099	25,289
Net trading other cash equivalents			0	0
Net non-trading other cash equivalents			4,650	5,340
Cash and cash equivalents at the end of the period	£ 39,749	£ 30,629	£ 39,749	£ 30,629